Effect of fluctuations in foreign currency exchange rates - (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in equity [abstract]
Reserve for currency exchange conversion	$ (8,042)	$ (7,913)	$ (11,569)
Comercial Hydro S.A.
Changes in equity [abstract]
Reserve for currency exchange conversion	1,004	1,004	1,004
SQMC Internacional Ltda.
Changes in equity [abstract]
Reserve for currency exchange conversion	(9)	(9)	(9)
Proinsa Ltda.
Changes in equity [abstract]
Reserve for currency exchange conversion	(10)	(10)	(10)
Comercial Agrorama Ltda.
Changes in equity [abstract]
Reserve for currency exchange conversion	175	155	(19)
Isapre Norte Grande Ltda.
Changes in equity [abstract]
Reserve for currency exchange conversion	(130)	(121)	(14)
Almacenes y Depsitos Ltda.
Changes in equity [abstract]
Reserve for currency exchange conversion	568	305	211
Sacal S.A.
Changes in equity [abstract]
Reserve for currency exchange conversion	(3)	(3)	(3)
Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.
Changes in equity [abstract]
Reserve for currency exchange conversion	(38)	(36)	(13)
Argrorama S.A.
Changes in equity [abstract]
Reserve for currency exchange conversion	666	628	92
SQM Vitas Fzco.
Changes in equity [abstract]
Reserve for currency exchange conversion	(3,614)	(4,165)	(3,736)
Ajay Europe
Changes in equity [abstract]
Reserve for currency exchange conversion	(1,911)	(1,413)	(693)
SQM Oceana Pty Ltd.
Changes in equity [abstract]
Reserve for currency exchange conversion	(579)	(579)	(579)
SQM Indonesia S.A.
Changes in equity [abstract]
Reserve for currency exchange conversion	(124)	(124)	(124)
Abu Dhabi Fertillizers Industries WWL.
Changes in equity [abstract]
Reserve for currency exchange conversion	0	372	372
SQM Holland B.V.
Changes in equity [abstract]
Reserve for currency exchange conversion	99	99	99
SQM Thailand Limited
Changes in equity [abstract]
Reserve for currency exchange conversion	(68)	(68)	(68)
SQM Europe
Changes in equity [abstract]
Reserve for currency exchange conversion	(1,983)	(1,983)	(1,983)
SQM Australia Pty Ltd.
Changes in equity [abstract]
Reserve for currency exchange conversion	(1,642)	(1,732)	(4,052)
Pavoni & C. Spa
Changes in equity [abstract]
Reserve for currency exchange conversion	(363)	(153)	164
Kore Potash PLC
Changes in equity [abstract]
Reserve for currency exchange conversion	0	0	(2,128)
SQM Colombia S.A.S.
Changes in equity [abstract]
Reserve for currency exchange conversion	$ (80)	$ (80)	$ (80)